Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 0	$ (2,816,873)	$ (3,167,034)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for sale		35,340,000
Total		35,340,000
Long-lived assets held for sale		(2,759,553)
Total		(2,759,553)
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for sale		35,340,000
Total		$ 35,340,000